Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Summary of Significant Accounting Policies
Basis of Presentation

(a)   Basis of Presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC"), regarding interim financial reporting, and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operating results. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these financial statements should be read in conjunction with the Group’s annual consolidated financial statements and notes thereto, included in the Company’s 2019 Annual Report on Form 20-F filed with the SEC on April 20, 2020, referred to as the Company’s 2019 Annual Report.

Principles of Consolidation

(b)   Principles of Consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries, its consolidated VIEs and VIEs’ subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services and any other restrictions. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore conducts its online business through the following major consolidated VIEs:

●	Shanghai Chu Bao (CooTek) Information Technology Co., Ltd. ("Chu Bao")
●	Yingsun Information Technology (Ningbo) Co., Ltd. ("Yingsun")
●	Shanghai Qiaohan Technology Co., Ltd. ("Qiaohan")
●	Molihong (Shenzhen) Internet Technology Co., Ltd. ("Molihong")
●	Shanghai Dengyong Information Technology Co., Ltd. ("Dengyong")

2. Summary of Significant Accounting Policies (Continued)

(b)   Principles of Consolidation (Continued)

The following consolidated financial statement balances and amounts of the Group’s VIEs were included in the accompanying unaudited condensed consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

ASSETS
Cash and cash equivalents	13,714,304	23,294,883
Restricted cash	203	209
Short-term investments	21,502	—
Accounts receivable, net	21,582,641	23,473,397
Prepaid expense and other assets	3,643,649	8,569,904
Long term restricted cash	—	2,472,998
Long-term investments	—	146,841
Property and equipment, net	496	9,231
Intangible assets, net	47,122	61,020
Other non-current assets	—	2,131
Total Assets	39,009,917	58,030,614
LIABILITIES
Accounts payable	35,002,827	57,304,063
Short-term bank borrowings	408,264	256,697
Accrued salary and benefits	275,091	604,020
Accrued expenses and other current liabilities	1,385,303	3,696,308
Deferred revenue	3,658,808	1,928,241
Total Liabilities	40,730,293	63,789,329

	For the nine months ended September 30,
	2019	2020
	US$	US$

Net revenues	38,276,479	299,205,121
Loss from operations	(18,841,315)	(94,447)
Net (loss) income	(18,823,768)	150,325
Net cash (used in) provide by operating activities	(6,560,184)	18,000,288
Net cash used in investing activities	—	(201,320)
Net cash provided by (used in) financing activities	44,315	(179,412)

The VIEs’ assets are comprised of recognized and unrecognized revenue-producing assets. The recognized revenue producing assets mainly include purchased servers and software, which are presented in the account of "Property and equipment, net" and "Intangible assets, net". The unrecognized revenue-producing assets mainly consist of the Internet Content Provider license ("ICP" license), trademarks, copyrights and registered patents, which are not recognized in the consolidated balance sheets.

Revenues of VIEs included in the consolidated financial statements mainly include revenue of advertising services. The VIEs contributed 35% and 88% of the Group’s consolidated net revenues for the nine months ended September 30, 2019 and 2020, respectively. As of December 31, 2019 and September 30, 2020, the VIEs accounted for an aggregate of 38% and 54% respectively, of the consolidated total assets, and 65% and 62% respectively, of the consolidated total liabilities.

2. Summary of Significant Accounting Policies (Continued)

(b)   Principles of Consolidation (Continued)

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.

Use of Estimates

(c)   Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group's financial statements including but not limited to allowance for doubtful accounts, valuation allowances of deferred tax assets, and valuation of share-based compensation. Actual results may differ materially from those estimates.

Fair Value

(d)   Fair Value

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

●	Level 1— Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
●	Level 2— Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
●	Level 3— Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

2. Summary of Significant Accounting Policies (Continued)

(d)   Fair Value (Continued)

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Beginning January 1, 2019, the Group’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of Accounting Standards Update ("ASU") 2016-01 Recognition and Measurement of Financial Assets and Liabilities (the "Measurement Alternative"). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. After management’s assessment of each of the long-term investments, management concluded that investments do not have readily determinable fair values, and elects the measurement alternative.

Financial instruments not reported at fair value include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable, other current liabilities and short-term bank borrowings. The carrying amounts of these financial instruments as of December 31, 2019 and September 30, 2020 were considered representative of their fair values due to their short-term nature.

Foreign Currency Translation

(e)   Foreign Currency Translation

The functional currency of the Group is the United States Dollar ("US$"). The functional currency of the subsidiaries and the VIEs in the PRC is Renminbi ("RMB"). The functional currency of all the other subsidiaries is US$.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are re-measured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in the determination of net income.

The Group has chosen the US$ as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates. Income statement items have been translated using the average exchange rate for the year. Translation adjustments have been reported as cumulative translation adjustments and are shown as a component of other comprehensive income/loss in the consolidated statements of comprehensive (loss) income and consolidated statements of changes in shareholders’ equity.

Cash, Cash Equivalents and Restricted Cash

(f)   Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, demand deposits and floating rate financial instruments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

The Group's current-portion restrict cash represents amounts held in Group's bank account as guarantee deposit for payments processing services provided by the bank.

Certain bank accounts were frozen by the PRC local authority in connection with an ongoing investigation of alleged misconducts of third-party advertisers perpetrated on the Group's advertising platform. As of September 30, 2020, cash held in these frozen bank accounts amounted to US$2,472,998. These funds are presented as long-term restricted cash on the consolidated balance sheet as of September 30, 2020 as the Group cannot control the timing of its release. In October 2020, an additional US$18.4 million was deposited into these frozen bank accounts. The Group is still in the process of cooperating with the relevant authority on such investigation and expect the funds to be released upon the completion of such investigation.

Short-term Investments

(g)   Short-term Investments

Short-term investments primarily comprises of the time deposits with banks maturities between three months and one year. The Group states the short-term investments at amortized cost.

Revenue Recognition

(h)   Revenue Recognition

Mobile Advertising

The Group generates substantially all of its revenue through mobile advertising. As of January 1, 2019, the Group adopted ASU 2014-09 Revenue from Contracts with Customers - Topic 606 and all subsequent ASUs that modified ASC 606. The Group has elected to apply the ASU and all related ASUs under the modified retrospective method to all contracts that were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Group did not note any effects of applying the new revenue standard as an adjustment to the opening balance of retained earnings at the beginning of 2019.

In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Group provides advertising services to customers for promotion of their brands and products through its mobile applications, including a portfolio of content-rich mobile applications. The Group has two general pricing models for its advertising products: cost over a time period and cost for performance basis including per impression basis. For advertising contracts over a time period, the Group generally recognizes revenue ratably over time, because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed contract term. For contracts that are charged on the cost for performance basis, the Group charges an agreed-upon fee to its customers determined based on the effectiveness of advertising links, which is typically measured by clicks, transactions, installations, user registrations, and other actions originating from the Group’s mobile applications. Revenue is recognized at a point in time when there is an effective click, transaction, installations, user registrations, and other actions originating from the Group’s mobile applications. For contracts that are charged on the cost per impression basis, the Group recognizes the revenue at a point in time when the impressions are delivered. Revenue for performance-based advertising services is recognized at a point in time when all the revenue recognition criteria are met.

The Group launched in-house developed advertising platform, CooTek Ads, to provide tailored advertising services from late 2019. Customers engaged through CooTek Ads are required to pay a deposit before using Group's services. The deposits received are recorded as deferred revenue on the consolidated balance sheets. The amounts due to the Group are deducted from the deposited amounts when performance criteria have been satisfied.

Others

The Group also generates other revenues through cloud call business, licensing of its Smart Inputs products and membership fee from the users. The revenue is recognized when service is rendered.

2. Summary of Significant Accounting Policies (Continued)

(h) Revenue Recognition (Continued)

Sales Incentives

The Group provides sales incentives to certain customers on the CooTek Ads in the form of sales rebates which entitle them to receive reductions in the price by meeting certain cumulative consumption requirement or replenishing required amount of deposit. The Group accounts for these incentives granted to customers as variable consideration and records it as reduction of revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be. For the nine months ended September 30, 2019 and 2020, the rebates recorded by the Group were nil and US$48,491,685, respectively.

Disaggregation of Revenue

In the following table, revenue is disaggregated by revenue streams and geographic location of customers’ headquarters.

	For the nine months ended September 30,
	2019	2020
	US$	US$

Revenue:
Advertising revenue	106,575,374	337,037,822
Other revenue	2,324,105	2,027,633
Total	108,899,479	339,065,455

	For the nine months ended September 30,
	2019	2020
	US$	US$

USA	51,314,113	11,161,631
PRC	55,423,779	325,246,386
Others	2,161,587	2,657,438
Total	108,899,479	339,065,455

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to payment.

2. Summary of Significant Accounting Policies (Continued)

(h) Revenue Recognition (Continued)

Contract liabilities include payments received in advance of performance under the contract or for differences between the amount billed to a customer and the revenue recognized for the completed performance obligation which is presented as deferred revenue on the consolidated balance sheets. Due to the generally short-term duration of the Group’s contracts, the majority of the performance obligations are satisfied in one year. The movements of the Group’s accounts receivable and deferred revenue are as follows:

	Accounts Receivable	Deferred Revenue
	US$	US$

Opening Balance at January 1, 2019	23,373,969	344,361
(Decrease) Increase, net	(3,966,005)	239,404
Ending Balance at September 30, 2019	19,407,964	583,765

Opening Balance at January 1, 2020	27,254,634	3,887,908
Increase, net	1,828,582	809,359
Ending Balance at September 30, 2020	29,083,216	4,697,267

The Group recognized revenue of US$263,383 and US$3,637,328 by the reducing the balance of deferred revenue in the nine months ended September 30, 2019 and 2020, respectively, which were included in the balance of deferred revenue at the beginning of the each period.

Sales and Marketing Expenses

(i)   Sales and Marketing Expenses

Sales and marketing expenses primarily consist of advertising expenses, salaries and benefits of sales and marketing personnel and fees paid to mobile device manufacturers to pre-install the Group’s Smart Input products. Advertising expenses represent payment to the third parties for online user acquisition of the Group’s products via social media and demand-side platforms. Advertising expenses are expensed as sales and marketing expenses when the services are received. Such expenses amounted to US$86,189,395 and US$310,602,100 for the nine months ended September 30, 2019 and 2020, respectively.

Concentration and Risks

(j)   Concentration and Risks

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable and prepayments. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. With respect to prepayments, the Group performs on-going credit evaluations of the financial condition of these suppliers and has noted no significant credit risk.

2. Summary of Significant Accounting Policies (Continued)

(j)   Concentration and Risks (Continued)

Concentration of Customers

The following customers accounted for 10% or more of revenue:

	For the nine months ended September 30,
	2019		2020
	US$	%	US$	%

Company A	21,335,698	20%	*	*
Company B	21,731,172	20%	*	*
Company C	11,088,217	10%	*	*
Company D	16,873,890	16%	*	*
Company E	*	*	91,588,390	27%

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,		As of September 30,
	2019		2020
	US$	%	US$	%

Company B	17,944,840	62%	*	*
Company C	4,142,638	14%	*	*
Company D	3,840,005	13%	*	*
Company E	*	*	12,354,156	40%
Company F	*	*	9,824,384	32%

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the nine months ended September 30,
	2019		2020
	US$	%	US$	%

Company G	11,080,305	12%	*	*
Company H	10,853,930	12%	*	*
Company I	*	*	41,804,056	13%

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,		As of September 30,
	2019		2020
	US$	%	US$	%

Company H	*	*	8,433,642	13%
Company J	*	*	7,378,433	11%
*	Less than 10%.

2. Summary of Significant Accounting Policies (Continued)

(j)   Concentration and Risks (Continued)

Business and Economic Risks

The Group participates in the dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations and cash flows: changes in the overall demand for services and products; competitive pressures due to existing and new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; brand maintenance and enhancement; and risks associated with the Company's ability to attract and retain employees necessary to support its growth.

The Group's operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange in the PRC, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group's cash and cash equivalents and restricted cash denominated in RMB amounted to RMB139,905,845 (amounted to US$20,054,735) and RMB292,519,950 (amounted to US$42,953,841) as of December 31, 2019 and September 30, 2020, respectively.

Recent Accounting Pronouncements

(k)  Recent Accounting Pronouncements

New accounting pronouncements recently adopted

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which changes certain disclosure requirements, including those related to Level 3 fair value measurements. The provisions of ASU 2018-13 relating to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. The remaining provisions should be applied retrospectively to all periods presented upon their effective date. The Group has adopted this ASU on January 1, 2020, which did not have a material impact on its unaudited condensed consolidated financial statements and related disclosures.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. Under the new guidance, to determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportionate basis, rather than in their entirety. ASU 2018-17 is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years, and early adoption is permitted in any interim period. ASU 2018-17 is required to be applied retrospectively from the date the guidance is first applied. The Group has early adopted this ASU on January 1, 2020 and did not have a material impact on its unaudited condensed consolidated financial statements and related disclosures.

2. Summary of Significant Accounting Policies (Continued)

(l)  Recent Accounting Pronouncements (Continued)

New accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize leases on balance sheet and disclose key information about lease arrangements. The new standard establishes a right-of-use ("ROU") model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with terms of longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The standard is effective on January 1, 2019, with early adoption permitted, for public business entity ("PBE"). And it is effective on January 1, 2020 for non-issuers and PBEs that meet the definition of a PBE solely because their financial statements or financial information is included in a filing with the SEC. In July 2018, the FASB issued an update that provided an additional transition option that allows companies to continue applying the guidance under the lease standard in effect at that time in the comparative periods presented in the consolidated financial statements. Companies that elect this option would record a cumulative-effect adjustment to the opening balance of retained earnings on the date of adoption. In November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-02 to be January 1, 2021 for non-issuers. The Group as an EGC has elected to adopt the new lease standard as of the effective date applicable to nonissuers and will implement the new lease standard on January 1, 2021 using the modified retrospective method. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. In addition, the Group will elect the transition practical referred to as the "package of three", that must be taken together and allows entities to (1) not reassess whether existing contracts contain leases, (2) carryforward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. The Group is in the process of evaluating the impact on its consolidated financial statements, as well as the impact of adoption on policies, practices, systems and financial statement disclosures. As of September 30, 2020, the Group has US$2.9 million of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (see note 13).

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for the public business entities. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In November 2019, the FASB issued ASU No. 2019-10 which delayed the effective date of ASU 2016-13 for smaller reporting companies (as defined by the U.S. Securities and Exchange Commission) and other non-SEC reporting entities to fiscal years beginning after December 15, 2022, including interim periods within those fiscal periods. Early adoption is permitted. The Company is currently assessing the impact the guidance will have on its consolidated financial statements.